Financial Instrument at fair value	12 Months Ended
Dec. 31, 2019
Minera Yanacocha SRL and subsidiary [Member]
Disclosure for available-for-sale financial assets [Line Items]
Financial instruments at fair value

9.    Financial instruments at fair value

In November 2008, the Company funded the San Jose Reservoir Trust an amount of US$13 million to ensure the continuity of the Company’s operations in the San Jose Reservoir after 2018. Such trust is irrevocable and is a separate legal entity of the Company. The grantor is the Company, the trustee is the Banco de Crédito del Perú and the beneficiary is the Company; therefore, the Company consolidates the trust.

As of December 31, 2019 and 2018, the assets in the trust amount to US$24,417 and US$22,610, respectively and are represented by financial instruments at fair value.

During the years ended December 31, 2019, 2018 and 2017, an increase in fair value of the debt instruments was recognized in other comprehensive income for the amount of US$1,246, and a decrease of US$91 and US$3,244 during 2018 and 2017. During the years ended December 31, 2019 and 2018 the change in fair value of the investments in marketable stocks for US$821 and (US$10), respectively, were recognized as Finance income and Finance costs in the consolidated statements of comprehensive income.